Cover	Nov. 23, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	INFINT ACQUISITION CORPORATION
Entity Central Index Key	0001862935
Entity Tax Identification Number	98-1602649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	32 Broadway
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	287-5010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	IFIN.U
Security Exchange Name	NYSE
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	IFIN
Security Exchange Name	NYSE
Redeemable warrants, exercisable for Class A ordinary shares at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for Class A ordinary shares at an exercise price of $11.50 per share
Trading Symbol	IFIN.WS
Security Exchange Name	NYSE